COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and contingencies (Note 5)
Note 5- COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company has committed to lease 18,000 SF of manufacturing space with the monthly cost of $14,377.50 per month. The lease commitment expires on October 20, 2021.